Net finance income: (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Net finance income:
Interest income	$ 233	$ 1,045
Foreign exchange gain	1,683	179
Finance income	1,916	1,224
Interest expense on lease liability (note 5)	(29)	(17)
Interest and bank charges	(26)	(22)
Finance costs	(55)	(39)
Net finance income (note 10)	$ 1,861	$ 1,185